Leases and Commitments - Summary of Lease Termination (Details)	6 Months Ended
Jun. 30, 2023 USD ($) lease
Leases and Commitments
Leases terminated | lease	4
Lease termination fees	$ 10,932
Right-of-use assets derecognized upon lease termination	82,095
Lease liabilities derecognized upon lease termination	77,648
Loss recognized upon lease termination	$ 178